Rights of use asset and lease liability	12 Months Ended
Jun. 30, 2023
Rights of use asset and lease liability
Rights of use asset and lease liability
9.	Right of use asset and lease liability

On November 1, 2021, the Company leased their head office in Vancouver for a three-year term ending October 31, 2024. The incremental borrowing rate for the lease liability recognised as of November 1, 2021 was 6%. Commencing May 15, 2023, this office was sub-leased, with the Company remaining responsible under the original three-year lease term. On March 1, 2023, the Company leased a larger head office space for a four-year term ending February 28, 2027. The incremental borrowing rate for the lease liability recognised as of March 1, 2023 was 6.7%.

On April 1, 2022, Arkansas Lithium Corp. (“ALC”) leased office space in El Dorado, Arkansas for a two-year term ending April 1, 2024. The incremental borrowing rate for the lease liability as of April 1, 2022 was 6%. In May 2023, ALC leased their office trailer and their core storage in El Dorado for a two-year term ending April 30, 2025 and May 15, 2025 respectively. The incremental borrowing rate for these lease liabilities recognised as of May 2023 was 6.7%. All the lease payments are made to the lessors monthly.

9.Right of use asset and lease liability - continued

Changes in the Company’s right of use assets during the period ended June 30, 2023 are as follows:

$
Balance at June 30, 2021	—
Additions	482
Amortisation	(102)
Balance at June 30, 2022	380
Additions	1,124
Amortisation	(274)
Effect of movement in foreign exchange rates	3
Right of use asset at June 30, 2023	1,233

Changes in the Company’s lease liabilities during the period ended June 30, 2023 are as follows:

$
Balance at June 30, 2021	—
Additions	482
Lease payments	(108)
Interest on lease payments	17
Effect of movement in foreign exchange rates	(1)
Balance at June 30, 2022	390
Additions	1,124
Lease payments	(315)
Interest on lease payments	47
Effect of movement in foreign exchange rates	5
Balance at June 30, 2023	1,251
Lease liabilities - current portion	512
Lease liabilities – non-current	739